Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of property plant and equipment [line items]
Beginning balance	$ 1,858,723
Ending balance	2,497,919	$ 1,858,723
Cost
Disclosure of property plant and equipment [line items]
Beginning balance	2,065,780	551,794
Additions	455,313	179,104
Reclassified to assets held for sale (note 9)	(208,698)
Transfers		(11,621)
Disposals	(131,850)	(3,819)
Change in reclamation and closure cost asset	(16,608)	31,537
Foreign currency adjustment	(5,275)
Ending balance	2,794,543	2,065,780
Cost | Leagold Mining Corporation
Disclosure of property plant and equipment [line items]
Acquisitions		1,318,785
Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions	576,803
Cost | Greenstone Gold Mines LP
Disclosure of property plant and equipment [line items]
Acquisitions	59,078
Accumulated depreciation
Disclosure of property plant and equipment [line items]
Beginning balance	(207,057)	(40,101)
Additions	(227,248)	(169,095)
Reclassified to assets held for sale (note 9)	25,561
Disposals	112,111	2,139
Foreign currency adjustment	9
Ending balance	(296,624)	(207,057)
Mineral properties
Disclosure of property plant and equipment [line items]
Beginning balance	1,281,593
Ending balance	1,715,976	1,281,593
Mineral properties | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	1,372,327	341,770
Additions	168,231	89,305
Reclassified to assets held for sale (note 9)	(134,783)
Transfers	(5,438)
Disposals	(6,285)
Change in reclamation and closure cost asset	(16,608)	31,537
Foreign currency adjustment	(4,520)
Ending balance	1,898,978	1,372,327
Mineral properties | Cost | Leagold Mining Corporation
Disclosure of property plant and equipment [line items]
Acquisitions		909,715
Mineral properties | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions	468,315
Mineral properties | Cost | Greenstone Gold Mines LP
Disclosure of property plant and equipment [line items]
Acquisitions	57,739
Mineral properties | Accumulated depreciation
Disclosure of property plant and equipment [line items]
Beginning balance	(90,734)	(18,722)
Additions	(115,778)	(72,012)
Reclassified to assets held for sale (note 9)	15,586
Transfers	2,720
Disposals	5,204
Ending balance	(183,002)	(90,734)
Plant and equipment
Disclosure of property plant and equipment [line items]
Beginning balance	527,738
Ending balance	552,621	527,738
Plant and equipment | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	644,061	175,323
Additions	144,213	35,887
Reclassified to assets held for sale (note 9)	(73,915)
Transfers	5,438	56,125
Disposals	(125,565)	(3,819)
Foreign currency adjustment	(49)
Ending balance	666,243	644,061
Plant and equipment | Cost | Leagold Mining Corporation
Disclosure of property plant and equipment [line items]
Acquisitions		380,545
Plant and equipment | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions	72,018
Plant and equipment | Cost | Greenstone Gold Mines LP
Disclosure of property plant and equipment [line items]
Acquisitions	42
Plant and equipment | Accumulated depreciation
Disclosure of property plant and equipment [line items]
Beginning balance	(116,323)	(21,379)
Additions	(111,470)	(97,083)
Reclassified to assets held for sale (note 9)	9,975
Transfers	(2,720)
Disposals	106,907	2,139
Foreign currency adjustment	9
Ending balance	(113,622)	(116,323)
Construction- in-progress
Disclosure of property plant and equipment [line items]
Beginning balance	35,642
Ending balance	177,898	35,642
Construction- in-progress | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	35,642	20,951
Additions	142,869	53,912
Transfers		(67,746)
Foreign currency adjustment	(613)
Ending balance	177,898	35,642
Construction- in-progress | Cost | Leagold Mining Corporation
Disclosure of property plant and equipment [line items]
Acquisitions		28,525
Exploration and evaluation assets
Disclosure of property plant and equipment [line items]
Beginning balance	13,750
Ending balance	51,424	13,750
Exploration and evaluation assets | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	13,750	13,750
Foreign currency adjustment	(93)
Ending balance	51,424	$ 13,750
Exploration and evaluation assets | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions	36,470
Exploration and evaluation assets | Cost | Greenstone Gold Mines LP
Disclosure of property plant and equipment [line items]
Acquisitions	$ 1,297